Other asset (Tables)	12 Months Ended
Nov. 30, 2023
Text Block [Abstract]
Summary of other asset

Cost

Balance as at November 30, 2021, 2022 and 2023	$19,530

Accumulated amortization

Balance as at November 30, 2021	$17,089

Amortization	2,441
Balance as at November 30, 2022	$19,530

Net carrying amounts

November 30, 2023 and November 30, 2022	$-